UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation*

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203


13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: THE VALUES REPORTED HEREIN REFLECT THE MARCH 31, 2010 MARKET VALUES OF CERTAIN SECURITIES ONCE HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE"). LBIE'S ADMINISTRATORS HAVE INDICATED THAT SOME OF THESE SECURITIES HAVE BEEN REHYPOTHECATED, AND TO THE EXTENT SECURITIES WERE IN FACT REHYPOTHECATED, THEY WILL NOT BE RETURNED TO THE REPORTING PERSON. AS OF MARCH 31, 2010, THE REPORTING PERSON IS UNABLE TO ASCERTAIN PRECISELY WHICH SECURITIES ONCE HELD AT LBIE WILL BE RETURNED AND WHICH WILL NOT, AND IS REPORTING ALL SECURITIES ONCE HELD AT LBIE, VALUED AT MARCH 31, 2010 MARKET VALUES, IN THIS REPORT. THIS REPORT ALSO OMITS CERTAIN SECURITIES DERIVED FROM SECURITIES HELD AT LBIE ON SEPTEMBER 12, 2008 THAT SUBSEQUENTLY EXPERIENCED CORPORATE ACTIONS ("DERIVED ASSETS") TO WHICH THE REPORTING PERSON BELIEVES IT HAS RIGHTS, BUT WHICH HAVE NOT BEEN VERIFIED BY LBIE'S ADMINISTRATORS. WHEN FURTHER INFORMATION BECOMES AVAILABLE FROM LBIE'S ADMINISTRATORS CONFIRMING WHICH SECURITIES WERE REHYPOTHECATED AND WHICH WERE NOT, AND WHETHER THE REPORTING PERSON HAS RIGHTS TO ANY DERIVED ASSETS, THE REPORTING PERSON EXPECTS TO ADJUST THE SECURITIES REPORTED IN ITS SCHEDULE 13F ACCORDINGLY.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. McCullough
Title:  Senior Vice President and General Counsel
Phone:  205-987-5576

Signature, Place, and Date of Signing

 /s/ John W. McCullough         Birmingham, Alabama            May 17, 2010
------------------------     -------------------------     --------------------
      [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

-----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  99

Form 13F Information Table Value Total:  $379,072
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. Form 13F File Number      Name

----   -------------------    ------------------------------

                                                  FORM 13F INFORMATION TABLE
                                                Harbert Management Corporation
                                                       March 31, 2010





COLUMN 1                        COLUMN  2           COLUMN 3         COLUMN 4      COLUMN 5       COLUMN 6 COLUMN 7    COLUMN 8

                                                                     VALUE     SHRS OR  SH/ PUT/   INVST   OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP            (X$1000)  PRN AMT  PRN CALL   DSCRTN  MNGRS  SOLE  SHARED  NONE
3COM CORP                         COM               885535104           408     53,000  SH         SOLE    NONE      53,000
3COM CORP                         COM               885535104         1,941    252,400       PUT   SOLE    NONE     252,400
AIRGAS INC                        COM               009363102           528      8,300       PUT   SOLE    NONE       8,300
AIRGAS INC                        COM               009363102         2,093     32,900       CALL  SOLE    NONE      32,900
AIRGAS INC                        COM               009363102         1,591     25,000  SH         SOLE    NONE      25,000
ALEXANDER & BALDWIN INC           COM               014482103         5,949    180,000  SH         SOLE    NONE     180,000
AMERICAN EAGLE OUTFITTERS NE      COM               02553E106         1,482     80,000  SH         SOLE    NONE      80,000
AMR CORP                          COM               001765106         2,733    300,000       CALL  SOLE    NONE     300,000
AMR CORP                          COM               001765106           911    100,000  SH         SOLE    NONE     100,000
ASCENT MEDIA CORP                 COM SER A         043632108         3,406    125,000  SH         SOLE    NONE     125,000
ASPEN INSURANCE HOLDINGS LTD      SHS               G05384105         6,056    210,000  SH         SOLE    NONE     210,000
BANKS COM INC                     COM               066470105            42     97,500  SH         SOLE    NONE      97,500
BLOCK H & R INC                   COM               093671105         7,138    401,000       CALL  SOLE    NONE     401,000
BRINKS CO                         COM               109696104           141      5,000  SH         SOLE    NONE       5,000
BRINKS HOME SEC HLDGS INC         COM               109699108         6,595    155,000  SH         SOLE    NONE     155,000
BRINKS HOME SEC HLDGS INC         COM               109699108           894     21,000       PUT   SOLE    NONE      21,000
BROADRIDGE FINL SOLUTIONS IN      COM               11133T103         7,590    355,000  SH         SOLE    NONE     355,000
BUNGE LIMITED                     COM               G16962105         1,233     20,000       PUT   SOLE    NONE      20,000
CABLEVISION SYS CORP              CL A NY CABLVS    12686C109         2,414    100,000       CALL  SOLE    NONE     100,000
CBS CORP NEW                      CL B              124857202           488     35,000  SH         SOLE    NONE               35,000
CIT GROUP INC                     COM NEW           125581801         6,623    170,000  SH         SOLE    NONE     170,000
CITIGROUP INC                     COM               172967101         3,038    750,000       PUT   SOLE    NONE     750,000
CITIGROUP INC                     COM               172967101           425    105,000       CALL  SOLE    NONE     105,000
CKE RESTAURANTS INC               COM               12561E105         3,321    300,000  SH         SOLE    NONE     300,000
CLEARWATER PAPER CORP             COM               18538R103           605     12,286  SH         SOLE    NONE      12,286
COMCAST CORP NEW                  CL A SPL          20030N200         2,504    139,348  SH         SOLE    NONE              139,348
COMFORT SYS USA INC               COM               199908104         1,624    130,000  SH         SOLE    NONE     130,000
CONTANGO OIL & GAS COMPANY        COM NEW           21075N204         6,138    120,000  SH         SOLE    NONE     120,000
CONVERGYS CORP                    COM               212485106           613     50,000  SH         SOLE    NONE      50,000
DENBURY RES INC                   COM               247916208           422     25,000  SH         SOLE    NONE      25,000
DENBURY RES INC                   COM               247916208         2,109    125,000       CALL  SOLE    NONE     125,000
DOLE FOOD CO INC NEW              COM               256603101           474     40,000       PUT   SOLE    NONE      40,000
DOLLAR THRIFTY AUTOMOTIVE GP      COM               256743105           803     25,000  SH         SOLE    NONE      25,000
DONNELLEY R R & SONS CO           COM               257867101           427     20,000  SH         SOLE    NONE      20,000
DR PEPPER SNAPPLE GROUP INC       COM               26138E109         2,110     60,000  SH         SOLE    NONE      60,000
EARTHLINK INC                     COM               270321102         1,068    125,000  SH         SOLE    NONE     125,000
ECHOSTAR CORP                     CL A              278768106           771     38,000  SH         SOLE    NONE      38,000
FACET BIOTECH CORP                SHS               30303Q103         2,024     75,000  SH         SOLE    NONE      75,000
FIDELITY NATIONAL FINANCIAL       CL A              31620R105         2,964    200,000  SH         SOLE    NONE     200,000
FIRST AMERN CORP CALIF            COM               318522307         6,091    180,000  SH         SOLE    NONE     180,000
FIRST AMERN CORP CALIF            COM               318522307         3,384    100,000       CALL  SOLE    NONE     100,000
FIRSTENERGY CORP                  COM               337932107         1,306     33,400  SH         SOLE    NONE      33,400
FORD MTR CO CAP TR II             PFD TR CV6.5%     345395206         5,400    116,500  PRN        SOLE    NONE     116,500
FORD MTR CO DEL                   COM PAR $0.01     345370860           591     47,000       PUT   SOLE    NONE      47,000
GLOBAL INDS LTD                   DBCV  2.750% 8/0  379336AE0         3,238  5,000,000  PRN        SOLE    NONE   5,000,000
GLOBAL INDS LTD                   COM               379336100         2,022    315,000  SH         SOLE    NONE     315,000
GOODRICH PETE CORP                COM               382410405           313     20,000       PUT   SOLE    NONE      20,000
HERSHEY CO                        COM               427866108        55,653  1,300,000       CALL  SOLE    NONE   1,300,000
HSN INC                           COM               404303109           294     10,000  SH         SOLE    NONE      10,000
HSN INC                           COM               404303109         1,914     65,000       CALL  SOLE    NONE      65,000
HUBBELL INC                       CL B              443510201         1,730     34,300  SH         SOLE    NONE      34,300
HUDSON CITY BANCORP               COM               443683107         1,771    125,000       CALL  SOLE    NONE     125,000
ISHARES TR INDEX                  BARCLYS 1-3 YR    464287457         8,337    100,000       PUT   SOLE    NONE     100,000
ITT EDUCATIONAL SERVICES INC      COM               45068B109         7,874     70,000       PUT   SOLE    NONE      70,000
JACKSON HEWITT TAX SVCS INC       COM               468202106           200    100,000       PUT   SOLE    NONE     100,000
JOHN BEAN TECHNOLOGIES CORP       COM               477839104           409     23,300  SH         SOLE    NONE      23,300
LIBERTY ACQUISITION HLDGS CO      COM               53015Y107           676     68,400  SH         SOLE    NONE      68,400
LIBERTY MEDIA CORP NEW            CAP COM SER A     53071M302         6,256    172,000  SH         SOLE    NONE     172,000
LIBERTY MEDIA CORP NEW            INT COM SER A     53071M104         6,966    455,000  SH         SOLE    NONE     455,000
LOEWS CORP                        COM               540424108         5,704    153,000  SH         SOLE    NONE     153,000
LORILLARD INC                     COM               544147101        16,312    216,800       PUT   SOLE    NONE     216,800
LOUISIANA PAC CORP                COM               546347105         1,190    131,500  SH         SOLE    NONE     131,500
MCMORAN EXPLORATION CO            COM               582411104           951     65,000       PUT   SOLE    NONE      65,000
MCMORAN EXPLORATION CO            PFD MAND CNV      582411500        14,764    138,300  SH         SOLE    NONE     138,300
MERCURY COMPUTER SYS              COM               589378108         1,729    126,000  SH         SOLE    NONE     126,000
METROPCS COMMUNICATIONS INC       COM               591708102         1,062    150,000  SH         SOLE    NONE     150,000
MICROSOFT CORP                    COM               594918104         5,561    190,000  SH         SOLE    NONE     190,000
MUELLER WTR PRODS INC             COM SER A         624758108           234     49,000  SH         SOLE    NONE      49,000
MYLAN INC                         PFD CONV          628530206        25,000     18,335  SH         SOLE    NONE      18,335
MYLAN INC                         COM               628530107         1,136     50,000       PUT   SOLE    NONE      50,000
NABORS INDUSTRIES LTD             SHS               G6359F103           393     20,000  SH         SOLE    NONE      20,000
NET SERVICOS DE COMUNICACAO       SPONSD ADR NEW    64109T201           648     50,000  SH         SOLE    NONE      50,000
NEWS CORP                         CL A              65248E104           756     52,438  SH         SOLE    NONE               52,438
NOVELL INC                        COM               670006105         5,990  1,000,000  SH         SOLE    NONE   1,000,000
NOVELL INC                        COM               670006105           328     54,800       CALL  SOLE    NONE      54,800
OIL STS INTL INC                  COM               678026105         4,761    105,000  SH         SOLE    NONE     105,000
OMNICARE CAP TR II                PFD B TR 4.00%    68214Q200         9,166    222,195  SH         SOLE    NONE     222,195
PFIZER INC                        COM               717081103         4,802    280,000  SH         SOLE    NONE     280,000
PICO HLDGS INC                    COM NEW           693366205         1,674     45,000  SH         SOLE    NONE      45,000
PLATINUM UNDERWRITER HLDGS L      COM               G7127P100         5,562    150,000  SH         SOLE    NONE     150,000
POTLATCH CORP NEW                 COM               737630103         1,507     43,000  SH         SOLE    NONE      43,000
PRIDE INTL INC DEL                COM               74153Q102           376     12,500  SH         SOLE    NONE      12,500
PRIDE INTL INC DEL                COM               74153Q102         2,797     92,900       CALL  SOLE    NONE      92,900
QUANTA SVCS INC                   COM               74762E102           671     35,000       CALL  SOLE    NONE      35,000
RADIOSHACK CORP                   COM               750438103         4,300    190,000  SH         SOLE    NONE     190,000
RADIOSHACK CORP                   COM               750438103         7,941    350,900       CALL  SOLE    NONE     350,900
SAFETY INS GROUP INC              COM               78648T100         9,041    240,000  SH         SOLE    NONE     240,000
SARA LEE CORP                     COM               803111103         3,065    220,000  SH         SOLE    NONE     220,000
SCHLUMBERGER LTD                  COM               806857108         6,573    103,570  SH         SOLE    NONE     103,570
SEABRIDGE GOLD INC                COM               811916105         1,827     75,000       PUT   SOLE    NONE      75,000
SKILLSOFT PLC                     SPONSORED ADR     830928107         5,160    500,000  SH         SOLE    NONE     500,000
SLM CORP                          COM               78442P106         1,753    140,000       PUT   SOLE    NONE     140,000
TELEPHONE & DATA SYS INC          SPL COM           879433860         1,088     36,453  SH         SOLE    NONE      36,453
TERRA INDS INC                    COM               880915103         2,288     50,000       CALL  SOLE    NONE      50,000
VALE S A                          ADR               91912E105         9,657    300,000       PUT   SOLE    NONE     300,000
VOLT INFORMATION SCIENCES IN      COM               928703107         1,435    140,500  SH         SOLE    NONE     140,500
WALTER ENERGY INC                 COM               93317Q105           923     10,000  SH         SOLE    NONE      10,000
WALTER INVT MGMT CORP             COM               93317W102         4,138    258,652  SH         SOLE    NONE     258,652
XTO ENERGY INC                    COM               98385X106           698     14,800  SH         SOLE    NONE      14,800


SK 03773 0001 1096110